Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

July 23, 2013

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Hatteras Alternative Mutual Funds Trust (the “Trust”)
File Nos.: 333-86348 and 811-21079

Dear Sir or Madam:

Attached for filing, on behalf of the Trust, is Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 50 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of registering one new class of shares —Class C shares — for the Hatteras Long/Short Debt Fund, a series of the Trust (the “Fund”).

Please note that the extensive use of R-tagging in this Amendment reflects the fact that the Amendment was marked against the Trust’s last non-XBRL post-effective amendment (No. 46 under the 1933 Act, filed on April 29, 2013), which contained information about multiple series of the Trust and which did not include certain immaterial changes made in supplemental filings pursuant to Rule 497 under the 1933 Act on May 17, 2013 and June 26, 2013.

Because we believe that this filing does not include any material changes apart from the references to the Class C shares in the sections of the Prospectus entitled “Summary Section,” “Share Classes,” “Investment Advisor,” “How to Purchase Shares,” and “Financial Highlights,” and the sections in the Statement of Additional Information (“SAI”) entitled “The Trust,” “Management—Management Ownership,” “Investment Advisor and Sub-Advisors,” and “Distribution Plan” and because the Commission Staff reviewed and provided comments on the Fund’s Registration Statement in September 2011 (which were addressed in Post-Effective Amendment No. 36, filed on September 29, 2011), we request that the Staff provide a review limited only to the changes noted.

Please also note that the Trust has included as correspondence with this filing a request that the Commission Staff accelerate the effectiveness of the Amendment to accommodate certain business planning activities of the Fund’s investment adviser. If the Commission Staff is amenable to such request, the Trust anticipates filing a supplement to the Fund’s Registration Statement promptly after the effectiveness of the Amendment to address any comments made by the Staff on this Amendment and to include the appropriate date on the prospectus and SAI.

If you have any additional questions or require further information, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
Assistant Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for Hatteras Alternative Mutual Funds Trust